Taxes on Income (Schedule of Deferred Taxes) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ (4,201)	$ (168)	€ (4,182)
Changes recognized in profit or loss	3,467		248
Changes recognized due to business combination			488
Changes recognized in other comprehensive income	4,850		(755)
Balance of deferred tax asset (liability) Ending	4,116		(4,201)
Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(7,064)		(6,972)
Changes recognized in profit or loss	926		(219)
Changes recognized due to business combination			0
Changes recognized in other comprehensive income	(826)		127
Balance of deferred tax asset (liability) Ending	(6,964)		(7,064)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(1,509)		(1,294)
Changes recognized in profit or loss	162		704
Changes recognized due to business combination			(919)
Balance of deferred tax asset (liability) Ending	(1,347)		(1,509)
Swap contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(168)		678
Changes recognized in profit or loss	0		0
Changes recognized due to business combination			0
Changes recognized in other comprehensive income	5,568		(846)
Balance of deferred tax asset (liability) Ending	5,400		(168)
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	4,540		3,406
Changes recognized in profit or loss	2,379		(237)
Changes recognized due to business combination			1,407
Changes recognized in other comprehensive income	108		(36)
Balance of deferred tax asset (liability) Ending	€ 7,027		€ 4,540